Debt - Summary of Expected Future Payments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 7,405
2024	7,070
2025	18
2026
2027
Thereafter
Total payment outstanding	$ 14,493